MASSMUTUAL SELECT FUNDS

Supplement dated February 11, 2011 to the

Prospectus dated April 1, 2010

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information found under Fees and Expenses of the Fund on page 26 for the Fundamental Value Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.65%	.65%	.65%	.65%	.65%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.30%	.34%	.49%	.49%	.54%
Total Annual Fund Operating Expenses	.95%	.99%	1.14%	1.39%	1.69%
Fee Waiver	(.15%)	(.15%)	(.15%)	(.15%)	(.15%)
Total Annual Fund Operating Expenses after Fee Waiver (1)	.80%	.84%	.99%	1.24%	1.54%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .15% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$82	$285	$508	$1,150
Class Y	$86	$298	$530	$1,197
Class L	$101	$345	$611	$1,370
Class A	$694	$973	$1,276	$2,133
Class N	$257	$515	$901	$1,983
Class N (no redemption)	$157	$515	$901	$1,983

The following information replaces similar information found under Fees and Expenses of the Fund on page 102 for the Overseas Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.48%	.53%	.58%	.58%	.63%
Total Annual Fund Operating Expenses	1.48%	1.53%	1.58%	1.83%	2.13%
Fee Waiver	(.31%)	(.31%)	(.31%)	(.31%)	(.31%)
Total Annual Fund Operating Expenses after Expense Reimbursement and Fee Waiver (1)	1.17%	1.22%	1.27%	1.52%	1.82%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .31% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$119	$432	$773	$1,737
Class Y	$124	$448	$800	$1,793
Class L	$129	$463	$826	$1,847
Class A	$721	$1,084	$1,476	$2,571
Class N	$285	$632	$1,111	$2,433
Class N (no redemption)	$185	$632	$1,111	$2,433

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-10-09

MASSMUTUAL SELECT FUNDS

Supplement dated February 11, 2011 to the

Prospectus dated November 15, 2010

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information found under Fees and Expenses of the Fund on page 4 for the Fundamental Value Fund:

Shareholder Fees (fees paid directly from your investment)

Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.10%
Total Annual Fund Operating Expenses	.75%
Fee Waiver	(.15%)
Total Annual Fund Operating Expenses after Fee Waiver (1)	.60%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .15% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Class Z shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$61	$221	$398	$910

The following information replaces similar information found under Fees and Expenses of the Fund on page 24 for the Overseas Fund:

Shareholder Fees (fees paid directly from your investment)

Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	020%
Total Annual Fund Operating Expenses	.1.20%
Fee Waiver	(.31%)
Total Annual Fund Operating Expenses after Expense Reimbursement and Fee Waiver (1)	.89%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .31% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Class Z shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$90	$344	$622	$1,417

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-Z-10-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Fundamental Value Fund

Supplement dated February 11, 2011 to the

Summary Prospectus dated April 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found under Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.65%	.65%	.65%	.65%	.65%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.30%	.34%	.49%	.49%	.54%
Total Annual Fund Operating Expenses	.95%	.99%	1.14%	1.39%	1.69%
Fee Waiver	(.15%)	(.15%)	(.15%)	(.15%)	(.15%)
Total Annual Fund Operating Expenses after Fee Waiver (1)	.80%	.84%	.99%	1.24%	1.54%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .15% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$82	$285	$508	$1,150
Class Y	$86	$298	$530	$1,197
Class L	$101	$345	$611	$1,370
Class A	$694	$973	$1,276	$2,133
Class N	$257	$515	$901	$1,983
Class N (no redemption)	$157	$515	$901	$1,983

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-02

MASSMUTUAL SELECT FUNDS

MassMutual Select Overseas Fund

Supplement dated February 11, 2011 to the

Summary Prospectus dated April 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found under Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.48%	.53%	.58%	.58%	.63%
Total Annual Fund Operating Expenses	1.48%	1.53%	1.58%	1.83%	2.13%
Fee Waiver	(.31%)	(.31%)	(.31%)	(.31%)	(.31%)
Total Annual Fund Operating Expenses after Expense Reimbursement and Fee Waiver (1)	1.17%	1.22%	1.27%	1.52%	1.82%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .31% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$119	$432	$773	$1,737
Class Y	$124	$448	$800	$1,793
Class L	$129	$463	$826	$1,847
Class A	$721	$1,084	$1,476	$2,571
Class N	$285	$632	$1,111	$2,433
Class N (no redemption)	$185	$632	$1,111	$2,433

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-03

MASSMUTUAL SELECT FUNDS

MassMutual Select Fundamental Value Fund

Supplement dated February 11, 2011 to the

Summary Prospectus dated November 15, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found under Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.10%
Total Annual Fund Operating Expenses	.75%
Fee Waiver	(.15%)
Total Annual Fund Operating Expenses after Fee Waiver (1)	.60%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .15% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Class Z shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$61	$221	$398	$910

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Overseas Fund

Supplement dated February 11, 2010 to the

Summary Prospectus dated November 15, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found under Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	020%
Total Annual Fund Operating Expenses	.1.20%
Fee Waiver	(.31%)
Total Annual Fund Operating Expenses after Expense Reimbursement and Fee Waiver (1)	.89%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .31% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Class Z shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$90	$344	$622	$1,417

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-01